Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals 1) - USD ($) $ in Thousands		12 Months Ended
	Mar. 10, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2008
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit		$ 334,451	$ 337,788
Working capital deficit		(1,600)
Cash		$ 710	1,824	$ 909
RNA therapeutics
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit					$ 108,800
Licensing revenue | MiNA
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue			$ 500
Concentration Risk, Percentage		29.00%
Licensing revenue | Mirna
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Licenses Revenue		$ 700
Concentration Risk, Percentage		71.00%
Subsequent Event | Microlin Bio, Inc. ("Microlin")
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage of issued and outstanding shares	25.00%